Share-based Compensation Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Share-based Compensation Expenses
Summary the Company's option activity under the 2008 plan

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value	Weighted Average Grant Date Fair Value
		US$	In Years	US$

Outstanding at January 1, 2014	17,631,953	0.37	3.67	28,284,725	0.49
Granted	6,477,000	3.08	—	—	3.57
Exercised	(2,332,851)	0.24	—	—	0.13
Forfeited	(510,256)	2.16	—	—	1.49
Outstanding at December 31, 2014	21,265,846	1.17	4.88	60,164,810	1.44
Vested and expected to vest at December 31, 2014	20,614,680	1.15	4.82	58,822,488	1.41
Exercisable at December 31, 2014	10,127,642	0.31	2.67	37,387,103	0.38

Schedule of assumptions used to estimate the fair value of option grant on the date of grant

	2012	2013	2014

Expected volatility	55%	50-52%	50-51.1%
Risk-free interest rate	1.52%	1.08-1.75%	1.99-2.6%
Exercise multiple	2.2-2.8	2.2-2.8	2.2-2.8
Expected dividend yield	0%	0%	0%
Expected term (in years)	6	6	6-10
Expected forfeiture rate (post-vesting)	0-20%	0-20%	0-20%
Fair value of the common share on the date of option grant	US$0.76 RMB4.78	US$0.91-1.98 RMB5.63-12.26	US$3.33-6.98 RMB20.66-43.31

Summary of restricted shares activity

	Numbers of restricted shares	Weighted average grant date fair value

Outstanding as of December 31, 2013	—	—
Grant	210,000	3.36
Vested	(30,618)	3.36
Forfeited	—	—
Outstanding as of December 31, 2014	179,382	3.36
Vested and expected to vest at December 31, 2014	179,382	3.36